Consolidated Statement of Financial Position - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Goodwill		$ 237,400	$ 176,500
Intangible assets		98,000	56,500
Property, plant and equipment		34,000	20,800
Right of use asset		76,900	59,900
Investments		28,500	24,000
Trade and other receivables		50,200	0
Derivative instruments		19,600	0
Deferred tax		30,600	46,700
Treasury instruments (unpledged)		83,100	53,500
Treasury instruments (pledged as collateral)		319,900	46,100
Total non-current assets		978,200	484,000
Current assets
Corporate income tax receivable		27,600	12,500
Trade and other receivables		10,993,200	7,553,200
Inventory		483,700	35,800
Derivative instruments		2,320,700	1,163,500
Stock borrowing		2,858,200	1,781,700
Treasury instruments (unpledged)		138,500	556,200
Treasury instruments (pledged) and assets held under agreements to sell (repledged)		3,496,800	2,912,900
Reverse repurchase agreements		3,117,100	2,490,400
Cash and cash equivalents	[1]	2,881,200	2,556,600
Assets classified as held for sale		357,400	0
Total current assets		33,696,900	23,828,500
Total assets		34,675,100	24,312,500
Current liabilities
Repurchase agreements		4,148,900	2,305,800
Trade and other payables		12,956,400	9,740,400
Stock lending		5,496,700	4,952,100
Short securities		2,215,700	1,704,600
Short term borrowings		200,000	152,000
Lease liability		9,900	10,500
Derivative instruments		2,234,400	751,700
Corporate tax		8,500	41,900
Debt securities		3,394,300	2,119,600
Provisions		3,800	600
Liabilities related to assets classified as held for sale		294,800	0
Total current liabilities		30,963,400	21,779,200
Non-current liabilities
Lease liability		87,400	67,000
Derivative instruments		19,400	0
Debt securities		2,327,300	1,484,900
Deferred tax liability		14,000	4,500
Total non-current liabilities		2,448,100	1,556,400
Total liabilities		33,411,500	23,335,600
Total net assets		1,263,600	976,900
Equity
Share capital		116	115
Share premium		227,200	202,600
Retained earnings		982,000	722,400
Own shares		(58,500)	(23,200)
Other reserves		15,400	(22,600)
Total equity attributable to the ordinary shareholders of the Group		1,166,200	879,300
Non-controlling interest		(200)	0
Additional Tier 1 capital (AT1)		97,600	97,600
Total equity		1,263,600	976,900
Equity instruments
Current assets
Financial assets (unpledged)		586,900	231,400
Financial assets (pledged as collateral)		6,337,200	4,446,600
Fixed income securities
Current assets
Financial assets (unpledged)		16,000	87,700
Financial assets (pledged as collateral)		$ 82,400	$ 0

[1]	1.Cash and cash equivalents includes restricted cash of $194.9m at 31 December 2025 (2024: $$173.9m, 2023: $197.7m).